Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Operating Activities
Net income (loss) before income tax	€ (3,130,635)	€ 1,395,092	€ 348,222
Items not affecting cash:
Bad debt expense	84,394	19,456	102,966
Depreciation of property and equipment	19,424	5,069	2,998
Amortization of intangible assets	49,984	858
Amortization of right-of-use assets	58,524	36,353	15,888
Accretion of lease liabilities	2,177	1,514	1,252
Provision for inventory reserves	312,563		53,434
Gain on lease modification		(891)
Changes in non-cash working capital items:
Inventory	4,207,694	(6,784,372)	95,605
Accounts receivable	832,135	(56,128)	(1,795,548)
Deferred tax assets	(518,080)
Due from related parties	(1,306,861)	(61,043)	26,926
Due to related parties	(117,718)	(239,557)	451,249
Prepaid expense	(312,548)	1,119,506	(1,846,486)
Accounts payable and accrued liabilities	(609,310)	(718,804)	2,696,098
Deferred tax liabilities	32,783
Income tax payable	578,319	(364,086)	(81,000)
Net cash provided by (used in) operating activities	182,845	(5,647,033)	71,604
Investing Activities
Short-term investments	(2,044,050)
Purchase of equipment	(28,025)	(133,140)	(17,871)
Purchase of intangible assets	(516,684)	(261,916)	(106,789)
Net cash used in investing activities	(2,588,759)	(395,056)	(124,660)
Financing Activities
Issuance of common stock to related party for cash		2,500,000
Net proceed from Issuance of common stock through Initial public offering	3,354,781
Proceeds (Repayment) of bank loans	(158,150)	(248,532)	(283,259)
Net proceeds from lines of credit	(4,186,483)	3,820,617	1,004,523
Repayment of lease liabilities	(60,523)	(37,036)	(16,240)
Dividend paid to related party		(72,003)	(250,000)
Payments to related parties	(640,332)	(355,586)	(1,015,222)
Proceeds from related parties	4,214,567	320,769	927,025
Net cash provided by financing activities	2,523,860	5,928,229	366,827
Net change in cash	117,946	(113,860)	313,771
Cash- beginning of year	502,585	616,445	302,674
Cash - end of year	€ 620,531	€ 502,585	€ 616,445